Commitments	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments
Commitments
5.	Commitments

On October 31, 2011, the Company entered into an agreement with a consultant to perform consulting services as requested by the Company. The contract calls for the consultant to receive $15,000 upon execution of the agreement, $5,000 per month through the term of the agreement, and a one-time grant of 150,000 restricted shares of the Company's $0.001 par value common stock. The fair market value of the common stock on the date of grant was $124,500. The term of the agreement was for one year and was renewed on a month to month basis at the end of the original contract.

La Candelaria Property

On May 31, 2011, Metales was formed, with the Company owning 70% of the issued and outstanding shares of capital stock.  The remaining 30% of the issued and outstanding capital stock of Metales was issued to Gonzalez.  On June 10, 2011, Gonzalez assigned the Concessions to Metales.  The Concessions cover 800 hectares, or approximately 1,976 acres.

Gonzalez transferred the Concessions to Metales pursuant to an agreement with American Gold.    On August 17, 2011, in connection with its investment in Metales and the exploration and development of the Concessions, the Company, American Gold, and Gonzalez executed an Assignment Agreement (the “Assignment Agreement”) pursuant to which (a) American Gold assigned all of its right and interest in and to a Letter of Intent between American Gold and Gonzalez, and an Option to Purchase Agreement between American Gold and Gonzalez dated January 11, 2011 (the “Option Agreement”), (b) the Company accepted the assignment of all of the rights and interest of American Gold in and to the Letter of Intent and the Option Agreement, and (c) the Company assumed all of the duties and obligations of American Gold under the Letter of Intent and the Option Agreement with Gonzalez. Pursuant to the Assignment Agreement (which has an effective date of June 10, 2011), the Company has taken or will take the following actions in connection with transfer of the Concessions from Gonzalez to Metales:

1.

The Company issued 125,000 shares of its $0.001 par value common stock to North American as repayment of the $125,000 that American Gold paid Gonzalez in connection with Option Agreement (the “American Gold Shares”) on August 17, 2011.

2.	The Company issued 300,000 shares of its $0.001 par value common stock, with a fair value of $303,000, to Gonzalez on September 16, 2011.
3.

The Company, either alone or through Metales, is obligated to fund $150,000 per year of development costs for three years, for a total of $450,000 (the “Work Plan”).  The Company has funded $14,500 and $60,195 during the Work Plan years ended January 11, 2014 and 2013, respectively.

4.	For the three months ended March 31, 2013, the Company has not paid Gonzalez any additional funds, in accordance with its oral agreement with him reached in January 2013.

The American Gold Shares were issued in the name of North American, with the agreement of American Gold.

Gonzalez retains a 2% Net Smelter Returns Royalty on the Concessions. Metales is obligated to undertake work necessary to bring the existing geological survey on the Property up to NJ 43-101 standards.  The Company has granted anti-dilution rights to Gonzalez, such that the Company must allow Gonzalez the opportunity to maintain his percentage stock ownership in the Company until the date on which the Company has complied fully with its obligations under the Option Agreement or January 11, 2014, whichever comes first.  Gonzalez has waived the exercise of his anti-dilution rights with respect to issuances of Common Stock to North American under the Investment Agreement.  In addition, the Company is obligated to issue 1,000,000 shares of its Common Stock to Gonzalez upon the discovery of a 1 million-ounce equivalent gold deposit, as defined by industry standards as set forth by a recognized exchange in North America.  Finally, if the Company fails to comply with all its obligations under the Option Agreement before January 11, 2014, the Option Agreement will terminate and the Company will be obligated to return the Concessions to Gonzalez.  In January 2013, the Company and Gonzalez verbally agreed to place the work commitments on hold.  Per the verbal agreement between the Company and Gonzalez the payment has been put on hold until such time as the Company has sufficient capital to continue the project.

Employment Agreement

On July 12, 2011, the Company entered into an Employment Agreement with Dan M. Ferris regarding his position as President of the Company.  The Employment Agreement has an initial term of three years, and after the initial term will automatically renew for successive one-year periods until terminated in accordance with the Agreement (the “Term”).  Mr. Ferris will be paid a base salary of $120,000 per year during the Term.  Mr. Ferris will also be entitled to receive 3,000,000 shares of Common Stock, which will be issued in three equal increments of 1,000,000 shares over the first 3 years of the Term.  The shares of Common Stock will not be registered under the Securities Act, and will be subject to restrictions on transfer.  Therefore, Mr. Ferris will receive 1,000,000 shares of Common Stock on July 12 of each of the years 2012, 2013, and 2014.  The Employment Agreement may be terminated voluntarily by either party upon 30 days written notice, upon Mr. Ferris’ death or disability, by mutual agreement at the end of the Term, or at any time for “cause” by the Company.  If Mr. Ferris’ employment is terminated for “cause”, or if he voluntarily resigns, then he would not be entitled to receive any shares of Common Stock that have not been issued as of the date of resignation or termination.  If Mr. Ferris’ employment is terminated for any other reason, he would receive the full 3,000,000 shares of Common Stock.  The Employment Agreement defines “cause” as the willful and continued failure by Ferris to perform his duties under the Employment Agreement, conviction of a felony, or engaging in conduct that is contrary to the best interests of the Company or adversely affects the Company’s reputation.  The fair market value of the stock grant on the date of the Employment Agreement was $3,000,000 based on the fair market value at the time of the agreement.  The Company recognized $249,999 in expense related to the stock grant during the period ended March 31, 2013.

Tailings Project

On January 26, 2012, the Company, acting through a newly-formed subsidiary, entered into a Joint Venture Agreement (the “JV Agreement”) with Miguel Angel Jaramillo Tapia (“Jaramillo”), a resident of Mexico. Under the JV Agreement, Amiko Kay, S. de R.L. de C.V., a company organized under the laws of Mexico (“Amiko Kay”), and Jaramillo formed a joint venture to process 1,200,000 tons of mine tailings located in the city of Hidalgo Del Parral in the state of Chihuahua, Mexico (the “Tailings”), and, after processing, to use, market and sell any minerals extracted from the Tailings. The Company owns 99% of the issued and outstanding membership interests of Amiko Kay.

The Tailings consist of approximately 1.2 million tons of mine tailings from previous mining activity in the Chihuahua area over the last 100 years or more. Mine tailings represent the refuse remaining after ore has been processed. The JV Agreement between Amiko Kay and Jaramillo has been formed to re-process the mine tailings heap to extract minerals that were not extracted during the initial processing, and to market and sell any minerals extracted from the Tailings.

As consideration for Jaramillo’s contribution of the right to process the Tailings to the Joint Venture, the Company paid Jaramillo $25,000 when it signed a letter of intent for a proposed acquisition of an interest in the Tailings on December 5, 2011, and another $75,000 when it signed the JV Agreement.  The Company agreed to pay Jaramillo an additional $200,000 no later than January 26, 2013.  In January 2013, the Company and Jaramillo entered into a verbal agreement to delay the payment, and as of the date of this filing the payment has not been made.

In addition, the Company or Amiko Kay will fund an amount up to $1,000,000 (the “Work Commitment”) for the benefit of the JV Agreement over its first two years, as follows:

(a)    $250,000 within the first year of the JV Agreement for the purchase of used heavy equipment, miscellaneous equipment and materials for processing the Tailings, and taxes, permits, and general operating expenses.

(b)    $750,000 within the second year of the JV Agreement for the construction of a heap leach system and floatation plant on the Property.

The Company may make an additional $250,000 available to the JV Agreement, if additional processing equipment is justified and required to maximize the liberation of precious metals in the Tailings material.

As further consideration, the Company is obligated to issue 600,000 shares of the Common Stock to Jaramillo as follows:

(a)    100,000 shares of Common Stock, which have been issued to Jaramillo.

(b)    200,000 shares of Common Stock within 6 months of signing the JV Agreement, which was issued in June 2012.

(c)    300,000 shares of Common Stock within 12 months of signing the JV Agreement (these shares will be issued in 2013).

The shares of Common Stock will be restricted shares and carry current and appropriate legends to that effect.

Jaramillo will manage the day-to-day affairs associated with processing the Tailings, selling the minerals extracted from the Tailings (“Extracted Minerals”), and other activities of the JV Agreement. Jaramillo will pay all expenses associated with the processing of the Tailings, the sale of any Extracted Minerals from the Tailings, and other obligations of the JV Agreement from the funds received under the Work Commitment and, eventually, from revenues from operations. All net revenues from the sale of any Extracted Minerals or other sources, after deducting expenses, will be distributed and paid monthly, with 65% of the net revenues paid to Amiko Kay and 35% of the net revenues paid to Jaramillo. It is anticipated that the portion to be paid to Amiko Kay will be paid directly to the Company. Jaramillo will provide a monthly accounting of all revenues and expenses associated with the operations of the JV Agreement.

Title to the Property and the Tailings will remain in Jaramillo’s name. Jaramillo will be responsible for obtaining all permits, approvals and authorizations associated with the processing of the Tailings. He is also responsible for causing the project to comply with all applicable laws, rules and regulations, and to maintain insurance on the Property. Amiko Kay will have access to the Property and the Tailings at all times during the term of the JV Agreement.

Amiko Kay and Jaramillo will mutually develop plans and programs to process the Tailings. Jaramillo will prepare a detailed budget setting forth the expenses to be paid under the Work Commitment, which will be approved by Amiko Kay. Finally, Jaramillo will provide quarterly financial reports to Amiko Kay.

If either party defaults under the JV Agreement, the defaulting party’s rights to participate in the JV Agreement will be immediately suspended, and the defaulting party will have no right to share in the revenues of the JV Agreement until the breach is cured. If the defaulting party is Jaramillo, then Amiko Kay may perform the duties of Jaramillo under the Agreement. The nondefaulting party may also sue for damages incurred as a result of the event of default.

The JV Agreement will terminate upon completion of processing the Tailings, as determined by Amiko Kay in its sole discretion.  If Jaramillo materially breaches the JV Agreement, Amiko Kay may terminate the JV Agreement upon 30 days notice to Jaramillo.   Jaramillo has no right to terminate the JV Agreement before the processing of the Tailings is complete.

Jaramillo provides independent consulting services to the Company on the La Candelaria project. He acts as Vice President of Exploration on the La Candelaria project (although he is not an executive officer, or an employee, of the Company, Metales or the Subsidiary).

The Company is obligated to fund $250,000 for the benefit of the operations under the JV Agreement before January 26, 2013, under the Work Commitment established for the Tailings Project. For the year ended December 31, 2012, the Company made payments totaling $250,000 pursuant to the Work Commitment. For the period ended March 31, 2013, the Company made payments totaling $10,000 towards the second year Work Commitment. See “Results of Operations”.

Approximately 6,000 tons of the Tailings material has been sent to the processing plant in Parral, Mexico (the "Parral Plant"). As of the date of this Quarterly Report, this shipment has not been fully processed.  The Parral Plant closed unexpectedly during the third quarter of 2012 and reopened in March 2013.  It has operated sporadically since March 2013 and has not been able to operate on a consistent basis.  Accordingly, the Company estimates that the Parral Plant has accumulated a one year backlog of tailings to process, and the Company does not believe that it can rely on the Parral Plant to process a significant amount of the tailings in the foreseeable future.  The Company has developed plans to build its own plant capable of processing 150 tons of tailings per day.  The cost to build such a plant is estimated to be $1M.  The Company is actively seeking investors to fund the construction of a plant.  Accordingly, the Company has no revenues from the Tailings as of the date of filing.

The Company is constructing a basic wash plant and jig circuit on the property on which the Tailings are located.  The cost of the wash plant and jig circuit, if completed, is expected to be approximately $80,000.

Commitments Agreements
11.	Commitments

La Candelaria Property

On May 31, 2011, Metales was formed, with the Company owning 70% of the issued and outstanding shares of capital stock.  The remaining 30% of the issued and outstanding capital stock of Metales was issued to Gonzalez.  On June 10, 2011, Gonzalez assigned the Concessions to Metales.  The Concessions cover 800 hectares, or approximately 1,976 acres.

Gonzalez transferred the Concessions to Metales pursuant to an agreement with American Gold.    On August 17, 2011, in connection with its investment in Metales and the exploration and development of the Concessions, the Company, American Gold, and Gonzalez executed an Assignment Agreement (the “Assignment Agreement”) pursuant to which (a) American Gold assigned all of its right and interest in and to a Letter of Intent between American Gold and Gonzalez, and an Option to Purchase Agreement between American Gold and Gonzalez dated January 11, 2011 (the “Option Agreement”), (b) the Company accepted the assignment of all of the rights and interest of American Gold in and to the Letter of Intent and the Option Agreement, and (c) the Company assumed all of the duties and obligations of American Gold under the Letter of Intent and the Option Agreement with Gonzalez. Pursuant to the Assignment Agreement (which has an effective date of June 10, 2011), the Company has taken or will take the following actions in connection with transfer of the Concessions from Gonzalez to Metales:

1.

The Company issued 125,000 shares of its Common Stock to North American as repayment of the $125,000 that American Gold paid Gonzalez in connection with Option Agreement (the “American Gold Shares”) in September 2011.  The $125,000 was recognized as exploration expense during the year ended December 31, 2011.

2.

The Company issued 300,000 shares of its Common Stock, with a fair value of $303,000, to Gonzalez on September 16, 2011.  The $303,000 was recognized as exploration expense during the year ended December 31, 2011.

3.

The Company, either alone or through Metales, is obligated to fund $150,000 per year of development costs for three years, for a total of $450,000 (the “Work Plan”).  In the years ended December 31, 2012 and 2011, the Company made payments totaling $60,195 and $123,106, respectively, pursuant to the Work Plan.

4.	The Company has paid Gonzalez an additional $125,000 in 2012.

The American Gold Shares were issued in the name of North American, with the agreement of American Gold.

Gonzalez retains a 2% Net Smelter Returns Royalty on the Concessions. Metales is obligated to undertake work necessary to bring the existing geological survey on the Property up to NJ 43-101 standards.  The Company has granted anti-dilution rights to Gonzalez, such that the Company must allow Gonzalez the opportunity to maintain his percentage stock ownership in the Company until the date on which the Company has complied fully with its obligations under the Option Agreement or January 11, 2014, whichever comes first.  Gonzalez has waived the exercise of his anti-dilution rights with respect to issuances of Common Stock to North American under the Investment Agreement.  In addition, the Company is obligated to issue 1,000,000 shares of its Common Stock to Gonzalez upon the discovery of a 1 million-ounce equivalent gold deposit, as defined by industry standards as set forth by a recognized exchange in North America.  Finally, if the Company fails to comply with all its obligations under the Option Agreement before January 11, 2014, the Option Agreement will terminate and the Company will be obligated to return the Concessions to Gonzalez.  In January 2013, the Company and Gonzalez verbally agreed to place the work commitments on hold.  Per the verbal agreement between the Company and Gonzalez the payment has been put on hold until such time as the Company has sufficient capital to continue to project.

Employment Agreement

On July 12, 2011, the Company entered into an Employment Agreement with Dan M. Ferris regarding his position as President of the Company.  The Employment Agreement has an initial term of three years, and after the initial term will automatically renew for successive one-year periods until terminated in accordance with the Agreement (the “Term”).  Mr. Ferris will be paid a base salary of $120,000 per year during the Term.  Mr. Ferris will also be entitled to receive 3,000,000 shares of Common Stock, which will be issued in three equal increments of 1,000,000 shares over the first 3 years of the Term.  The shares of Common Stock will not be registered under the Securities Act, and will be subject to restrictions on transfer.  Therefore, Mr. Fe rris will receive 1,000,000 shares of Common Stock on July 12 of each of the years 2012, 2013, and 2014.  The Employment Agreement may be terminated voluntarily by either party upon 30 days written notice, upon Mr. Ferris’ death or disability, by mutual agreement at the end of the Term, or at any time for “cause” by the Company.  If Mr. Ferris’ employment is terminated for “cause”, or if he voluntarily resigns, then he would not be entitled to receive any shares of Common Stock that have not been issued as of the date of resignation or termination.  If Mr. Ferris’ employment is terminated for any other reason, he would receive the full 3,000,000 shares of Common Stock.  The Employment Agreement defines “cause” as the willful and continued failure by Ferris to perform his duties under the Employment Agreement, conviction of a felony, or engaging in conduct that is contrary to the best interests of the Company or adversely affects the Company’s reputation.  The fair market value of the stock grant on the date of the Employment Agreement was $3,000,000 based on the fair market value at the time of the agreement.  The Company recognized $999,996 in expense related to the stock grant during the year ended December 31, 2012.

Mine Tailings Project

On January 26, 2012, the Company, acting through a newly-formed subsidiary, entered into a Joint Venture Agreement (the “JV Agreement”) with Miguel Angel Jaramillo Tapia (“Jaramillo”), a resident of Mexico. Under the JV Agreement, Amiko Kay, S. de R.L. de C.V., a company organized under the laws of Mexico (“Amiko Kay”), and Jaramillo formed a joint venture to process 1,200,000 tons of mine tailings located in the city of Hidalgo Del Parral in the state of Chihuahua, Mexico (the “Tailings”), and, after processing, to use, market and sell any minerals extracted from the Tailings. The Company owns 99% of the issued and outstanding membership interests of Amiko Kay.

The Tailings consist of approximately 1.2 million tons of mine tailings from previous mining activity in the Chihuahua area over the last 100 years or more. Mine tailings represent the refuse remaining after ore has been processed. The JV Agreement between Amiko Kay and Jaramillo has been formed to re-process the mine tailings heap to extract minerals that were not extracted during the initial processing, and to market and sell any minerals extracted from the Tailings.

As consideration for Jaramillo’s contribution of the right to process the Tailings to the Joint Venture, the Company paid Jaramillo $25,000 when it signed a letter of intent for a proposed acquisition of an interest in the Tailings on December 5, 2011, and another $75,000 when it signed the JV Agreement.  The Company agreed to pay Jaramillo an additional $200,000 no later than January 26, 2013.  In January 2013, the Company and Jaramillo entered into a verbal agreement to delay the payment, and as of the date of this filing the payment has not been made.

In addition, the Company or Amiko Kay will fund an amount up to $1,000,000 (the “Work Commitment”) for the benefit of the JV Agreement over its first two years, as follows:

(a)    $250,000 within the first year of the JV Agreement for the purchase of used heavy equipment, miscellaneous equipment and materials for processing the Tailings, and taxes, permits, and general operating expenses.

(b)    $750,000 within the second year of the JV Agreement for the construction of a heap leach system and floatation plant on the Property.

The Company may make an additional $250,000 available to the JV Agreement, if additional processing equipment is justified and required to maximize the liberation of precious metals in the Tailings material.

As further consideration, the Company is obligated to issue 600,000 shares of the Common Stock to Jaramillo as follows:

(a)    100,000 shares of Common Stock, which have been issued to Jaramillo.

(b)    200,000 shares of Common Stock within 6 months of signing the JV Agreement, which was issued in June 2012.

(c)    300,000 shares of Common Stock within 12 months of signing the JV Agreement (these shares will be issued in April 2013).

The shares of Common Stock will be restricted shares and carry current and appropriate legends to that effect.

Jaramillo will manage the day-to-day affairs associated with processing the Tailings, selling the minerals extracted from the Tailings (“Extracted Minerals”), and other activities of the JV Agreement. Jaramillo will pay all expenses associated with the processing of the Tailings, the sale of any Extracted Minerals from the Tailings, and other obligations of the JV Agreement from the funds received under the Work Commitment and, eventually, from revenues from operations. All net revenues from the sale of any Extracted Minerals or other sources, after deducting expenses, will be distributed and paid monthly, with 65% of the net revenues paid to Amiko Kay and 35% of the net revenues paid to Jaramillo. It is anticipated that the portion to be paid to Amiko Kay will be paid directly to the Compa ny. Jaramillo will provide a monthly accounting of all revenues and expenses associated with the operations of the JV Agreement.

Title to the Property and the Tailings will remain in Jaramillo’s name. Jaramillo will be responsible for obtaining all permits, approvals and authorizations associated with the processing of the Tailings. He is also responsible for causing the project to comply with all applicable laws, rules and regulations, and to maintain insurance on the Property. Amiko Kay will have access to the Property and the Tailings at all times during the term of the JV Agreement.

Amiko Kay and Jaramillo will mutually develop plans and programs to process the Tailings. Jaramillo will prepare a detailed budget setting forth the expenses to be paid under the Work Commitment, which will be approved by Amiko Kay. Finally, Jaramillo will provide quarterly financial reports to Amiko Kay.

If either party defaults under the JV Agreement, the defaulting party’s rights to participate in the JV Agreement will be immediately suspended, and the defaulting party will have no right to share in the revenues of the JV Agreement until the breach is cured. If the defaulting party is Jaramillo, then Amiko Kay may perform the duties of Jaramillo under the Agreement. The nondefaulting party may also sue for damages incurred as a result of the event of default.

The JV Agreement will terminate upon completion of processing the Tailings, as determined by Amiko Kay in its sole discretion.  If Jaramillo materially breaches the JV Agreement, Amiko Kay may terminate the JV Agreement upon 30 days notice to Jaramillo.   Jaramillo has no right to terminate the JV Agreement before the processing of the Tailings is complete.

Jaramillo provides independent consulting services to the Company on the La Candelaria project. He acts as Vice President of Exploration on the La Candelaria project (although he is not an executive officer, or an employee, of the Company, Metales or the Subsidiary).

The Company is obligated to fund $250,000 for the benefit of the operations under the JV Agreement before January 26, 2013, under the Work Commitment established for the Tailings Project. For the year ended December 31, 2012, the Company made payments totaling $250,000 pursuant to the Work Commitment.  See “Results of Operations”.

Approximately 6,000 tons of the Tailings material has been sent to the processing plant in Parral, Mexico. As of the date of this Quarterly Report, this shipment has not been fully processed and the Company has no revenues from Tailings project. In addition, the Parral processing plant has undergone a change of management and has indicated that it will not accept further material for processing. The Company has identified another processing plant in the area that it anticipates will process future shipments of Tailings material.

The Company is constructing a basic wash plant and jig circuit on the property on which the Tailings are located.  The cost of the wash plant and jig circuit, if completed, is expected to be approximately $80,000.

No Proven or Probable Reserves

We are a start-up, exploration-stage company engaged in the search for gold and related minerals. No proven (measured) or probable (indicated) reserves have been established with respect to the La Candelaria project or the Tailings project, and the proposed program of exploration and development for the La Candelaria project and the Tailings project is exploratory in nature. There is no assurance that a commercially viable mineral deposit, or reserve, exists on the property covered by the Concessions or the Tailings project or can be shown to exist until sufficient and appropriate exploration is done, and a comprehensive evaluation of such work concludes that the extraction of such a mineral deposit, if found, can be economically and legally feasible.

Fairhills Investment Agreement

In connection with the Deer Valley Investment Agreement, the Company and the Investor entered into a Registration Rights Agreement. Under the Registration Rights Agreement, the Company will use its commercially reasonable efforts to file, within twenty-one (21) days of the date of the Agreement, a Registration Statement on Form S-1 covering the resale of the Common Stock subject to the Investment Agreement. The Company intends to initially register 30,000,000 shares of Common Stock for resale. The Company has agreed to use all commercially reasonable efforts to have the Registration Statement declared effective by the SEC within one hundred and twenty (120) calendar days after the date of the Registration Rights Agreement.  On October 16, 2012, the Company filed a Registration Statement on Fo rm S-1 covering the resale of 19,000,000 shares of Common Stock subject to the Investment Agreement.  The Deer Valley Investment Agreement was assigned to Deer Valley Management in November 2012.

Ocampo Property

On September 29, 2011, the Company entered into a 90-day exclusivity letter of intent (the “Ocampo LOI”) with Antonio Aguirre Rascon (“Rascon”) to acquire a 70% interest in mining concessions covering approximately 570 hectares located in the municipality of Ocampo in the state of Chihuahua, Mexico.  The Company paid Rascon $12,500 upon signing of the Ocampo LOI.  The Ocampo LOI is to serve as the basis for a definitive agreement (the “Definitive Agreement”) to be negotiated between the parties.  In December 2011, the Company elected to allow the Ocampo LOI to lapse without entering into a Definitive Agreement.